Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016		Jun. 30, 2017		Jun. 30, 2016		Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ (3,877)	$ 1,285	[1]	$ (578)		$ 1,309	[1]	$ 4,734	[1]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	520	460	[1]	1,016		912	[1]	1,961	[1]
Deferred tax expense (benefit)	(5,470)	120	[1]	(5,470)		120	[1]	(97)	[1]
Share based compensation expense	114	122	[1]	229		201	[1]	429	[1]
Provision for bad debts, net			[1]			(66)	[1]	(234)	[1]
Revaluation of liabilities		93	[1]			183	[1]	(4,774)	[1]
Changes in operating assets and liabilities:
Trade accounts receivable, net	(1,744)	(2,287)	[1]	1,027		(4,118)	[1]	(5,316)	[1]
Inventories	(2,145)	(1,815)	[1]	(4,655)		(4,973)	[1]	(251)	[1]
Due (to) from affiliates, net	(318)	(591)	[1]	(385)		(22)	[1]	536	[1]
Other current assets	1,126	56	[1]	533		(770)	[1]	(1,144)	[1]
Trade accounts payable	(36)	(326)	[1]	2,211		61	[1]	277	[1]
Other current liabilities	1,486	(313)	[1]	1,586		(197)	[1]	1,827	[1]
Liability in respect of settlement	13,000			13,000
Loss from litigation								(14,600)
Liability for employee severance benefits, net	61	73	[1]	261		137	[1]	62	[1]
Net cash provided by (used in) operating activities of continued operations	2,717	(3,123)	[1]	8,775		(7,223)	[1]	(16,590)	[1]
Cash provided by operating activities of discontinued operations	1,087	1,534	[1]	948		1,160	[1]	(758)	[1]
Net cash provided by (used in) operating activities	3,804	(1,589)	[1]	9,723		(6,063)	[1]	(17,348)	[1]
Cash flows from investing activities:
Repayment of short-term deposits			[1]				[1]	7,875	[1]
Purchase of fixed assets	(974)	(283)	[1]	(2,152)		(576)	[1]	(1,293)	[1]
Purchase of intangible assets	(13)	(20)	[1]	(20)		(108)	[1]	(183)	[1]
Net cash provided by (used in) investing activities from continuing operations	(987)	(303)	[1]	(2,172)		(684)	[1]	6,399	[1]
Cash used in investing activities of discontinued operations	(14)	(14)	[1]	(19)		(72)	[1]	(164)	[1]
Net cash provided by (used in) investing activities	(1,001)	(317)	[1]	(2,191)		(756)	[1]	6,235	[1]
Cash flows from financing activities:
Proceeds from exercise of share options	182		[1]	182			[1]		[1]
Payment to OCS			[1]				[1]	(4)	[1]
Net cash provided by financing activities from continuing activities	182		[1]	182			[1]	(4)	[1]
Cash provided by financing activities of discontinued operations			[1]				[1]		[1]
Net cash provided by (used in) financing activities	182		[1]	182			[1]	(4)	[1]
Effect of change in exchange rate on cash	(140)	73	[1]	(332)		(70)	[1]	24	[1]
Net increase (decrease) in cash and cash equivalents	2,845	(1,833)	[1]	7,382		(6,889)	[1]	(11,093)	[1]
Cash and cash equivalents at beginning of the period	24,277	25,777	[1]	19,740	[1]	30,833	[1]	30,833	[1]
Cash and cash equivalents at end of the period	$ 27,122	$ 23,944	[1]	27,122		23,944	[1]	$ 19,740	[1]
Supplementary cash flows information:
Interest paid						88	[1]
Income taxes paid				$ 696		$ 124	[1]

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.